Result on disposal of group companies - Summary of result on disposal of group companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ (3)	€ 117	€ (123)
Assets disposed of	4
ING Lease Italy [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies		(2)	€ (123)
ING Mauritius [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies		€ 119
Cel Data Services [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ (3)